EQUITY - Redemption-Exchange Units Held by Brookfield (Details) - Redemption- exchange units - shares	Jun. 30, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	69,705,497	69,700,000
Balance at end of period (in shares)	69,705,497	69,705,497